Leases - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Lease costs under operating leases	¥ 56,019,089	$ 8,122,004	¥ 80,884,049	¥ 33,525,924
Weighted average discount rate	3.08%	3.08%	4.01%
Weighted average remaining lease term	11 months	11 months	103 months